Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation and Company performance for the years listed below. As a smaller reporting company, we are permitted and have elected to provide scaled pay versus performance disclosure.

The following table summarizes the total Compensation Actually Paid to our or principal executive officer (“PEO”) and our or non-PEO named executive officers (“Non-PEO NEOs”), versus the performance of the Company for the fiscal years ended December 31, 2024, 2023 and 2022. The amounts below shown for Compensation Actually Paid have been calculated in accordance with SEC rules, do not represent the value of cash and equity awards received by our PEO and Non-PEO NEOs during the years and differ from compensation actually earned, realized or received by the individuals.

The calculation of Compensation Actually Paid begins with the information provided in the Summary Compensation Table for the individual (see page 22) and is adjusted as required by Item 402(v) of Regulation S-K, as noted in the footnotes below.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)(3)(4)	Average Compensation Actually Paid to Non-PEOs ($)(2)(5)	Value of Initial $100 Investment Based on Total Shareholder Return ($)(6)	Net Income (Loss) ($)
2024	$627,332	$627,332	$198,925	$198,925	$24.31	$(4,476,762)
2023	$723,283	$723,283	$305,300	$305,300	$23.38	$(3,402,592)
2022	$841,127	$841,127	$351,807	$351,807	$11.34	$(2,880,060)

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(1)   Dr. Halden S. Shane, served as our PEO for each of the fiscal years ended December 31, 2024, 2023 and 2022. Amount for Dr. Shane, our CEO in both 2024 and 2023 from the Summary Compensation Table (“SCT”) above.

(2)   Our Non-PEO named executive officers include Elissa J. Shane and Nick Jennings for the fiscal years ended December 31, 2024 and 2023.

(3)   Our Non-PEO named executive officers include Elissa J. Shane, Nick Jennings and Joe Rzepka for the fiscal year ended December 31, 2024.

(4)   Harold Paul, who served as General Counsel during fiscal year 2024 was engaged as a consultant and not as an employee of the Company. Because Item 402 of Regulation S-K requires disclosure only for the compensation of executive officers who are employees of the Company, the General Counsel was not identified as a Named Executive Officer and, accordingly, his compensation is not reflected in the Summary Compensation Table or in the Pay Versus Performance disclosure.

(5)   No adjustments from SCT to CAP, stock option awards paid during the year vested immediately. No prior year adjustments.

(6)   The Total Shareholder Return is based upon the change in value of $100 invested on the lasting trading day of 2024 as of the end of the year reported.

The below table shows the percentage changes in selected metrics from above.

Period	Compensation Actually Paid to PEO	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Net Loss
2023 to 2024	Decreased 13%	Decreased 17%	Increased 4%	Increased 32%
2022 to 2023	Decreased 14%	Decreased 13%	Increased 106%	Increased 18%

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2022 through 2023, the compensation actually paid to our PEO decreased 14% and the average of the compensation actually paid to the Non-PEO NEOs decreased by 13%, compared to a 18% increase in our net loss over the same time period. Net loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

Total Shareholder Return. From 2022 to 2023, the total shareholder return increased 106% from $11.34 to $23.38. We believe that our Total Shareholder Return was impacted significantly by certain short selling trading activities in the market outside of our control. The management believes strongly that the current and historical trading prices of our common stock do not reflect the actual valuation of the Company, and that our declining trading price was the result of active short selling by certain investors in the market beyond our control. While short selling may be permitted in some cases under applicable laws, we believe that certain investors, particularly those investing in small and microcap companies like TOMI, may be circumventing regulatory requirements and conducting aggressive short selling that is designed to drive down the trading price of our common stock, including naked short selling tactics.

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2023 through 2024, the compensation actually paid to our PEO decreased 13% and the average of the compensation actually paid to the Non-PEO NEOs decreased by 17%, compared to a 32% increase in our net loss over the same time period. Net loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

Total Shareholder Return. From 2023 to 2024, the total shareholder return increased 4% from $23.38 to $24.31. We believe that our Total Shareholder Return was impacted significantly by certain short selling trading activities in the market outside of our control. The management believes strongly that the current and historical trading prices of our common stock do not reflect the actual valuation of the Company, and that our declining trading price was the result of active short selling by certain investors in the market beyond our control. While short selling may be permitted in some cases under applicable laws, we believe that certain investors, particularly those investing in small and microcap companies like TOMI, may be circumventing regulatory requirements and conducting aggressive short selling that is designed to drive down the trading price of our common stock, including naked short selling tactics.

Adjustment To PEO Compensation, Footnote

The following table summarizes the total Compensation Actually Paid to our or principal executive officer (“PEO”) and our or non-PEO named executive officers (“Non-PEO NEOs”), versus the performance of the Company for the fiscal years ended December 31, 2024, 2023 and 2022. The amounts below shown for Compensation Actually Paid have been calculated in accordance with SEC rules, do not represent the value of cash and equity awards received by our PEO and Non-PEO NEOs during the years and differ from compensation actually earned, realized or received by the individuals.

The calculation of Compensation Actually Paid begins with the information provided in the Summary Compensation Table for the individual (see page 22) and is adjusted as required by Item 402(v) of Regulation S-K, as noted in the footnotes below.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)(3)(4)	Average Compensation Actually Paid to Non-PEOs ($)(2)(5)	Value of Initial $100 Investment Based on Total Shareholder Return ($)(6)	Net Income (Loss) ($)
2024	$627,332	$627,332	$198,925	$198,925	$24.31	$(4,476,762)
2023	$723,283	$723,283	$305,300	$305,300	$23.38	$(3,402,592)
2022	$841,127	$841,127	$351,807	$351,807	$11.34	$(2,880,060)

Compensation Actually Paid vs. Total Shareholder Return

Total Shareholder Return. From 2023 to 2024, the total shareholder return increased 4% from $23.38 to $24.31. We believe that our Total Shareholder Return was impacted significantly by certain short selling trading activities in the market outside of our control. The management believes strongly that the current and historical trading prices of our common stock do not reflect the actual valuation of the Company, and that our declining trading price was the result of active short selling by certain investors in the market beyond our control. While short selling may be permitted in some cases under applicable laws, we believe that certain investors, particularly those investing in small and microcap companies like TOMI, may be circumventing regulatory requirements and conducting aggressive short selling that is designed to drive down the trading price of our common stock, including naked short selling tactics.

Additional 402(v) Disclosure [Text Block]	(6) The Total Shareholder Return is based upon the change in value of $100 invested on the lasting trading day of 2024 as of the end of the year reported.
Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2023 through 2024, the compensation actually paid to our PEO decreased 13% and the average of the compensation actually paid to the Non-PEO NEOs decreased by 17%, compared to a 32% increase in our net loss over the same time period. Net loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

PEO Total Compensation Amount	$ 627,332	$ 723,283	$ 841,127
PEO Actually Paid Compensation Amount	627,332	723,283	841,127
Non-PEO NEOs Average Total Compensation Amount	198,925	305,300	351,807
Non-PEO NEOs Average Compensation Actually Paid Amount	198,925	305,300	351,807
Total Shareholder Return Amount	24,310	23,380	11,340
Net Income (Loss)	$ (4,476,762)	$ (3,402,592)	$ (2,880,060)
PEO Name	Halden S. Shane	Halden S. Shane	Halden S. Shane
NEOs Name	Elissa J. Shane, Nick Jennings and Joe Rzepka	Elissa J. Shane and Nick Jennings